Discontinued Operations (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪) [1]	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 ILS (₪)
Revenues
Revenues from sale of commercial centers	₪ 782,829	$ 225,794	₪ 126,019			₪ 200,078	[1]
Revenues from Hotels operations and management
Total revenues	782,829	225,794	126,019			200,078	[1]
Gains and other
Rental income from commercial centers	31,997	9,229	66,417			83,849	[1]
Gain from sale of investees						6,712	[1]
Total gains	31,997	9,229	66,417			90,561	[1]
Total revenues and gains	814,826	235,023	192,436			290,639	[1]
Expenses and losses
Cost of commercial centers	805,623	232,369	159,806			290,360	[1]
Hotels operations and management
General and administrative expenses	14,930	4,306	10,257			16,678	[1]
Share in losses of associates, net	20,202	5,827	54,313			42,925	[1]
Financial expenses	112,296	32,390	124,354			207,721	[1]
Financial income	1,811	522	(1,056)			2,154	[1]
Change in fair value of financial instruments measured at fair value through profit and loss			(2,707)			2,568	[1]
Write-down, charges and other expenses, net	101,120	29,166	162,318			99,292	[1]
Total expenses and losses	1,052,360	303,536	509,397			657,390	[1]
Loss before income taxes	(237,534)	(68,513)	(316,961)			(366,751)	[1]
Income taxes expenses (tax benefits)	11,244	3,243	3,020			4,402	[1]
Loss from continuing operations	(248,778)	(71,756)	(319,981)			(371,153)	[1]
Profit from discontinued operations, net	(152,903)	(44,102)	7,913			56,231	[1]
Loss for the year	(401,681)	(115,858)	(312,068)			(314,922)	[1]
Attributable to:
Equity holders of the Company	(338,034)	(97,500)	(194,830)			(186,150)	[1]
Non-controlling interest	(63,647)	(18,358)	(117,238)			(128,772)	[1]
Total Attributable	(401,681)	(115,858)	(312,068)			(314,922)	[1]
Loss from continuing operations
Equity holders of the Company	(185,132)	(53,398)	(202,724)			(242,709)	[1]
Non-controlling interest	(63,647)	(18,358)	(117,257)			(128,463)	[1]
Profit (loss) from continuing operations	(248,778)	(71,756)	(319,981)			(371,153)	[1]
Profit from discontinued operation, net
Equity holders of the Company	(152,903)	(44,102)	7,893			56,540	[1]
Non-controlling interest			20			(309)	[1]
Profit (loss) from discontinued operations, net	₪ (152,903)	$ (44,102)	₪ 7,913			56,231	[1]
As previously reported [Member]
Revenues
Revenues from sale of commercial centers						200,078
Revenues from Hotels operations and management						147,886
Total revenues						347,964
Gains and other
Rental income from commercial centers						83,849
Gain from sale of investees						6,712
Total gains						90,561
Total revenues and gains						438,525
Expenses and losses
Cost of commercial centers						290,360
Hotels operations and management						126,849
General and administrative expenses						16,678
Share in losses of associates, net						42,925
Financial expenses						236,288
Financial income						(2,154)
Change in fair value of financial instruments measured at fair value through profit and loss						5,446
Write-down, charges and other expenses, net						38,298
Total expenses and losses						754,690
Loss before income taxes						(316,165)
Income taxes expenses (tax benefits)						5,631
Loss from continuing operations						(321,796)
Profit from discontinued operations, net						6,874
Loss for the year						(314,922)
Attributable to:
Equity holders of the Company						(186,150)
Non-controlling interest						(128,772)
Total Attributable						(314,922)
Loss from continuing operations
Equity holders of the Company						(193,024)
Non-controlling interest						(128,772)
Profit (loss) from continuing operations						(321,796)
Profit from discontinued operation, net
Equity holders of the Company						6,874
Non-controlling interest
Profit (loss) from discontinued operations, net						6,874
Amendment [Member]
Revenues
Revenues from sale of commercial centers
Revenues from Hotels operations and management						(147,886)
Total revenues						(147,886)
Gains and other
Rental income from commercial centers
Gain from sale of investees
Total gains
Total revenues and gains
Expenses and losses
Cost of commercial centers
Hotels operations and management						(126,849)
General and administrative expenses
Share in losses of associates, net
Financial expenses						(28,567)
Financial income
Change in fair value of financial instruments measured at fair value through profit and loss						(2,878)
Write-down, charges and other expenses, net						60,994
Total expenses and losses						(97,300)
Loss before income taxes						(50,586)
Income taxes expenses (tax benefits)						(1,229)
Loss from continuing operations						(49,357)
Profit from discontinued operations, net						49,357
Loss for the year
Attributable to:
Equity holders of the Company
Non-controlling interest
Total Attributable
Loss from continuing operations
Equity holders of the Company						(49,685)
Non-controlling interest						309
Profit (loss) from continuing operations						(49,357)
Profit from discontinued operation, net
Equity holders of the Company						49,666
Non-controlling interest						(309)
Profit (loss) from discontinued operations, net						₪ 49,357

[1]	Reclassified (discontinued operations). Refer to Note 19.